PGIM Jennison International Core Equity ETF Investment Strategy - PGIM Jennison International Core Equity ETF	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund invests primarily in issuers that are non-U.S. companies located in various countries outside the United States or having their primary economic exposure outside the United States, including non-U.S. issuers located in emerging markets.Primary economic exposure is determined using a methodology that assesses where a company's principal economic activities and risks are concentrated, taking into consideration factors such as domicile, listing, largest revenue source, and reporting currency. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The subadviser seeks to generate long-term capital appreciation through investments in equity and equity-related securities by integrating insights from the subadviser’s fundamental investment teams within a disciplined, risk-managed portfolio construction framework. The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index. The subadviser utilizes an investment process pursuant to which securities are identified through proprietary fundamental research conducted by its analysts and selected by portfolio managers based on factors such as growth potential, valuation, fundamental risks, and overall portfolio characteristics, with position sizes generally reflecting the subadviser’s level of conviction in each investment. The subadviser applies a quantitative portfolio construction process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective. Incorporating insight from the subadviser’s fundamental investment team, the subadviser aims to construct a portfolio with risk factor exposures managed relative to the MSCI EAFE Index (ND) (the “Index”). The Fund is not an index fund, and the issuers held in its portfolio may differ substantially from the companies included in the Index. The Fund can invest without limit in foreign securities, typically invests in a number of different countries, and may invest a portion of its assets in companies located in emerging markets. The Fund may invest in American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and similar receipts and securities. Because the Fund may invest a large portion of its assets in a single country (for example, China) or region of the world, the Fund’s investments may be geographically concentrated relative to broad diversified indexes of international stocks, such as the Index. The Fund may invest in securities of issuers of any market capitalization size. In deciding which stocks to buy, the subadviser uses a blend of both value and growth styles. Equity-related securities refer to securities and instruments that provide exposure to equity investments. The equity and equity-related securities in which the Fund primarily invests include, but are not limited to, common stocks, securities convertible or exchangeable for common stock or the cash value of common stock, preferred stocks, warrants and rights that can be exercised to obtain stock, securities of real estate investment trusts (“REITs”) or other similar securities and ADRs and other similar receipts or shares, in both listed and unlisted form.The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses. From time to time the Fund may invest a significant portion of its assets in companies within one or more economic sectors.